Interim Condensed Consolidated Statements of Cash Flows - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Net loss for the period	$ (3,938)	$ (5,380)	$ (8,995)		$ (13,945)		$ (24,221)
Adjustments for operating activities:
Depreciation	21	33	70		53		67
Capital Loss			7
Share-based compensation	221	245	623	[1]	617	[1]	1,491	[1]
Change in other receivables and prepaid expenses (short and long term)	(123)	684	(1,143)		(487)		903
Gain on lease termination		(35)
Change in trade payables	(228)	(288)	(177)		117		(1,172)
Change in accrued expenses	156	(915)	(1,202)	[2]	(1,887)	[2]	45	[2]
Change in employees and related expenses	147	(488)	(278)	[3]	111	[3]	(737)	[3]
Change in operating leases			(35)		35		13
Net cash used in operating activities	(3,744)	(6,144)	(11,130)		(15,386)		(23,611)
Cash flows from investing activities
Decrease in bank deposits	2,114	4,278	5,393		2,297		15,882
Proceeds from sale of property and equipment				[4]
Purchase of fixed assets	(3)		(3)				(3)
Net cash provided by investing activities	2,111	4,278	5,390		2,297		15,879
Cash flows from financing activities
Exercise of Options		2	12
Sale of treasury share							580
Issuance of shares, net of issuance expenses	68	1,313	7,145		9,868		2,924
Net cash provided by financing activities	68	1,315	7,157		9,868		3,504
Decrease in cash, cash equivalents and restricted cash	(1,565)	(551)	1,417		(3,221)		(4,228)
Cash, cash equivalents and restricted cash at beginning of period	7,564	6,147	6,147		9,368		13,596
Cash, cash equivalents and restricted cash at end of period	5,999	5,596	7,564		6,147		9,368
A. Cash paid and received during the year for:
Income taxes received							187
Interest received			610		814		1,463
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use asset recognized with corresponding lease liability							392
Receivables on account of shares issued, net			44
Issuance costs not paid in cash			$ 32
Accrued issuance expenses		$ 18

[1]	Includes expenses related to related parties of $389 thousand, $427 thousand and $1,304 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[2]	Includes changes in balances due to related parties of ($1) thousand and $1 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[3]	Includes changes in balances due to related parties of ($73) thousand and $41 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[4]	Less than 1 thousand